Inventories - changes in Group's construction contracts net asset/(liability) (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of changes in Summarized Recognized Revenue from Construction Contracts [Line Items]
Receivables from contracts with customers at beginning of period	€ (5)
Receivables from contracts with customers at end of period	42
construction contract net asset (liability) [Domain]
Disclosure of changes in Summarized Recognized Revenue from Construction Contracts [Line Items]
Receivables from contracts with customers at beginning of period	(5)
Advances received from customers	(878)
Revenue from construction contracts	958
Decrease through classified as held for sale, construction contract	0
Other changes to construction contracts liabilities	(33)
Receivables from contracts with customers at end of period	€ 42